Taxation - Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 154,702
Norway [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 1,309
Earliest year of expiration if not utilized	Indefinitely
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 76,699
Earliest year of expiration if not utilized	Indefinitely
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 72,152
Earliest year of expiration if not utilized	Indefinitely
Hong Kong [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 4,531
Earliest year of expiration if not utilized	Indefinitely
Netherlands [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 6
Earliest year of expiration if not utilized	Indefinitely
Thailand [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 5
Earliest year of expiration if not utilized	2028